Net Income (Loss) per Common Share (Details) - USD ($)	3 Months Ended				6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Loss per share - Basic:
Numerator for basic income (loss) per share	$ 243,000	$ 2,723,000	$ (3,511,000)	$ 1,514,000	$ 237,000		$ 1,322,000	$ 3,880,000
Denominator for basic income (loss) per share	30,259,823	25,238,412	18,816,746	12,009,285	14,556,050	23,817,184	15,624,999	2,087,068
Basic income (loss) per common share	$ 0.01	$ 0.11	$ (0.19)	$ 0.13	$ 0.02	$ (0.31)	$ 0.08	$ 1.86
Loss per share - Diluted:
Numerator for diluted income (loss) per share	$ 243,000	$ 2,723,000	$ (3,511,000)	$ 1,514,000	$ 237,000		$ 1,322,000	$ 3,880,000
Adjust: Change in fair value of dilutive warrants outstanding	(1,009,000)	(3,429,000)	2,751,000	(2,756,000)	(2,149,000)		(5,020,000)	0
Numerator for diluted income (loss) per share	$ (766,000)	$ (706,000)	$ (760,000)	$ (1,242,000)	$ (1,912,000)		$ (3,698,000)	$ 3,880,000
Denominator for basic income (loss) per share	30,259,823	25,238,412	18,816,746	12,009,285	14,556,050	23,817,184	15,624,999	2,087,068
Plus: Incremental shares underlying warrants outstanding	6,822,676	8,252,777	0	5,624,075	5,150,160		5,135,411	0
Denominator for diluted income (loss) per share	37,082,499	33,491,189	18,816,746	17,633,360	19,706,210	23,817,184	20,760,410	2,087,068
Diluted income (loss) per common share	$ (0.02)	$ (0.02)	$ (0.19)	$ (0.07)	$ (0.10)	$ (0.31)	$ (0.18)	$ 1.86	[1]

[1]	The impact of assumed exercise of warrants is not included because all of the warrants outstanding were “out of the money” during this period.